Shareholder Fees - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO	Dec. 30, 2024 USD ($)
BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO | Fidelity Worldwide Fund
Shareholder Fees:
(fees paid directly from your investment)	none